Jack-up drilling rigs, net - Narrative (Details) $ in Millions	1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) rig	Dec. 31, 2023 USD ($) rig	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Accumulated depreciation, jack-up rigs		$ 482.6	$ 598.1	$ 482.6
Depreciation			1.9	1.6	$ 2.0
Accumulated depreciation		$ 5.2	7.1	5.2
Gain on disposals			(0.6)	(4.2)	(1.2)
Impairment of non-current assets			$ 0.0	131.7	0.0
Jack-up rigs with impairment indication | rig			7
Plausible decrease in day rates and utilization			10.00%
Gyme
Property, Plant and Equipment [Line Items]
Impairment of non-current assets			$ 0.0	7.3	$ 0.0
PPL Delivery Financing
Property, Plant and Equipment [Line Items]
Number of jack-up rigs secured by mortgage | rig		8
Gyme
Property, Plant and Equipment [Line Items]
Gross proceeds from sale of fixed assets	$ 120.0
Gain on disposals				$ 0.2